Loans (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Summary of Loan Portfolio According to Classification and Subsequent Measurement
The following table presents the loan portfolio according to its classification and subsequent measurement:

December 31, 2025	Amortized cost	FVOCI (1)	Total
Loans - principal balance	9,104,725	76,576	9,181,301
Interest receivable	87,837	982	88,819
Unearned interest and deferred fees	(34,326)	(318)	(34,644)
Gross balance	9,158,236	77,240	9,235,476
Loss allowances	(93,808)	—	(93,808)
Loans, net	9,064,428	77,240	9,141,668

December 31, 2024	Amortized cost	FVOCI (1)	Total
Loans - principal balance	8,375,172	—	8,375,172
Interest receivable	117,931	—	117,931
Unearned interest and deferred fees	(31,116)	—	(31,116)
Gross balance	8,461,987	—	8,461,987
Loss allowances	(78,158)	—	(78,158)
Loans, net	8,383,829	—	8,383,829
(1)As of December 31, 2025, the loss allowance for loans at FVOCI for $468 thousand are included in equity in the consolidated statement of financial position in the line Other comprehensive income.
Schedule of Fixed and Floating Interest Rate Distribution of the Loan Portfolio
The fixed and floating interest rate distribution of the loan portfolio is as follows:

	December 31,
	2025	2024
Fixed interest rate	5,065,160	4,932,569
Floating interest rates	4,170,316	3,529,418
Total	9,235,476	8,461,987